Prepaid Expenses and Othe Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Othe Current Assets [Abstract]
Schedule of Composition of Prepaid Expenses and Other Current Assets	Composition:
	December 31,
	2023	2022
	U.S. dollars in thousands

Prepaid expenses and other receivables	29	71
Government authorities (*)	11	14

	40	85
(*)	The government authorities are monetary items, which are denominated or linked is NIS.